Goodwill and Intangible Assets (Details) - Schedule of future amortization expense of intangible assets - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of future amortization expense of intangible assets [Abstract]
2021	$ 2,295	$ 9,192
2022	9,148	9,148
2023	8,623	8,623
2024	7,471	7,471
2025	4,303	4,303
Thereafter	6,918	6,905
Total	$ 38,758	$ 45,642	$ 56,488